Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Maximum Credit Risk Exposure	The carrying amount of the financial assets below represents the maximum credit risk exposure as at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$105,442	$50,402
Trade receivables	41,061	18,399
Derivatives	4,701	—
Note receivables	13,403	12,009
Deposits and other assets	3,577	4,961
	$168,184	$85,771

Maturity of Non-Derivative Financial Liabilities
The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2025:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$607,114	$754,667	$84,139	$231,225	$439,303	$—
Accounts payable and accrued liabilities	150,356	154,380	154,380	—	—	—
Other non-current liabilities	15,146	32,527	—	31,271	870	386
Leases	25,233	27,686	18,697	8,870	106	14
Total	$797,849	$969,260	$257,216	$271,366	$440,279	$400

Disclosure of maturity analysis for derivative financial liabilities
The Company's outstanding derivative instruments as of December 31, 2025 are as follows:

Contract Description	Notional Amount	Denomination	Weighted average floor	Weighted average cap / forward price	Maturities
Foreign exchange collar (i)	$537.0 million	USD/BRL	5.54	6.34	January 2026 - December 2026
Gold collar (iii)	30,000 ounces	$ / oz	3,800	4,350	January 2026 - June 2026